Revenues (Details) - Schedule of disaggregation of revenues - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	[1]	$ 651,483	$ 607,219	$ 520,817
Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues		505,276	463,606	380,187
Total revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues		146,207	143,613	140,630
Products [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues		452,124	417,557	339,782
Products [Member] | Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues		452,124	417,557	339,782
Services [Member] | Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues		53,152	46,049	40,405
Services [Member] | Total revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues		$ 146,207	$ 143,613	$ 140,630

[1]	Revenues are attributed to geographic areas based on the location of customer.